Principal subsidiaries - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2025	Oct. 31, 2024
Associated companies [member]
Disclosure of subsidiaries [line items]
Restricted net assets of subsidiaries, joint ventures and associates	$ 61	$ 56